==============================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-02363

                       CORNERSTONE TOTAL RETURN FUND, INC.

               (Exact name of registrant as specified in charter)

      305 Madison Avenue, New York, New York                     10165
-------------------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

                                  Gary A. Bentz
                 305 Madison Avenue, New York, New York 10165
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 326-3597

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.





==============================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

         The report of Cornerstone Total Return Fund, Inc. (the "Registrant") to stockholders for the year ended December 31, 2008 follows.


                               CORNERSTONE TOTAL
                               RETURN FUND, INC.

                                 ANNUAL REPORT
                               DECEMBER 31, 2008

CONTENTS


Portfolio Summary                                                              1

Summary Schedule of Investments                                                2

Statement of Assets and Liabilities                                            4

Statement of Operations                                                        5

Statement of Changes in Net Assets                                             6

Financial Highlights                                                           7

Notes to Financial Statements                                                  8

Report of Independent Registered Public Accounting Firm                       14

Results of Special Meeting of Stockholders                                    15

Tax Information                                                               16

Additional Information Regarding the Fund's Directors
  and Corporate Officers                                                      17

Description of Dividend Reinvestment Plan                                     20

Proxy Voting and Portfolio Holdings Information                               22

Privacy Policy Notice                                                         22

Summary of General Information                                                23

Shareholder Information                                                       23

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
PORTFOLIO SUMMARY - AS OF DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


SECTOR ALLOCATION
                                                                      Percent of
Sector                                                                Net Assets
--------------------------------------------------------------------------------
Information Technology                                                  13.9
--------------------------------------------------------------------------------
Healthcare                                                              13.0
--------------------------------------------------------------------------------
Consumer Staples                                                        12.3
--------------------------------------------------------------------------------
Energy                                                                  12.1
--------------------------------------------------------------------------------
Financials                                                              10.9
--------------------------------------------------------------------------------
Industrials                                                             10.0
--------------------------------------------------------------------------------
Closed-End Funds                                                         9.6
--------------------------------------------------------------------------------
Consumer Discretionary                                                   7.6
--------------------------------------------------------------------------------
Telecommunication Services                                               3.5
--------------------------------------------------------------------------------
Utilities                                                                3.5
--------------------------------------------------------------------------------
Materials                                                                2.1
--------------------------------------------------------------------------------
Other                                                                    1.5
--------------------------------------------------------------------------------



TOP TEN HOLDINGS, BY ISSUER

                                                                      Percent of
Holding                                      Sector                   Net Assets
--------------------------------------------------------------------------------
1. Exxon Mobil Corporation                   Energy                      5.6
--------------------------------------------------------------------------------
2. Johnson & Johnson                        Healthcare                   3.8
--------------------------------------------------------------------------------
3. Wal-Mart Stores, Inc.                  Consumer Staples               3.3
--------------------------------------------------------------------------------
4. Adams Express Company                  Closed-End Funds               2.7
--------------------------------------------------------------------------------
5. JPMorgan Chase & Co.                      Financials                  2.7
--------------------------------------------------------------------------------
6. General Electric Company                  Industrials                 2.6
--------------------------------------------------------------------------------
7. Procter & Gamble Company (The)          Consumer Staples              2.4
--------------------------------------------------------------------------------
8. AT&T Inc.                          Telecommunication Services         2.3
--------------------------------------------------------------------------------
9. Microsoft Corporation                Information Technology           2.0
--------------------------------------------------------------------------------
10. Oracle Corporation                  Information Technology           2.0
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008
--------------------------------------------------------------------------------

                                                        No. of
Description                                             Shares           Value
--------------------------------------------------------------------------------
EQUITY SECURITIES - 99.12%
  CLOSED-END FUNDS - 9.59%

Adams Express Company (a)                               73,000      $    586,190
H&Q Healthcare Investors                                14,400           159,408
Liberty All-Star Growth
  Fund, Inc.                                            76,075           197,795
Zweig Total Return Fund,
  Inc. (The)                                            85,000           244,800
Other Closed-End Funds (a)(b)                                            874,160
                                                                    ------------
                                                                       2,062,353
                                                                    ------------
CONSUMER DISCRETIONARY - 7.62%

Comcast Corporation, Class A                             9,012           152,123
McDonald's Corporation                                   3,100           192,789
Walt Disney Company (The)                                8,000           181,520
Other Consumer
  Discretionary ^(b)                                                   1,113,135
                                                                    ------------
                                                                       1,639,567
                                                                    ------------
CONSUMER STAPLES - 12.29%
Coca-Cola Company (The)                                  5,000           226,350
Kraft Foods Inc, Class A                                 5,328           143,057
PepsiCo, Inc.                                            3,000           164,310
Philip Morris International Inc.                         5,700           248,007
Procter & Gamble
  Company (The)                                          8,472           523,739
Wal-Mart Stores, Inc.                                   12,500           700,750
Other Consumer Staples (b)                                               637,697
                                                                    ------------
                                                                       2,643,910
                                                                    ------------
ENERGY - 12.10%
Chevron Corporation                                      5,068           374,880
Devon Energy Corporation                                 2,500           164,275
Exxon Mobil Corporation                                 15,000         1,197,450
Occidental Petroleum Corp.                               2,500           149,975
Schlumberger Limited                                     5,000           211,650
Other Energy ^(b)                                                        503,139
                                                                    ------------
                                                                       2,601,369
                                                                    ------------
FINANCIALS - 10.95%
Bank of America Corporation                             10,521           148,136
JPMorgan Chase & Co.                                    18,200           573,846
Travelers Companies,
  Inc (The)                                              3,092           139,758




                                                        No. of
Description                                             Shares           Value
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
Wells Fargo & Company                                   14,000      $    412,720
Other Financials ^(b)                                                  1,079,306
                                                                    ------------
                                                                       2,353,766
                                                                    ------------
HEALTHCARE - 12.98%
Abbott Laboratories                                      3,000           160,110
Amgen Inc. *                                             3,000           173,250
Celgene Corporation *                                    2,500           138,200
Gilead Sciences, Inc. *                                  3,000           153,420
Johnson & Johnson                                       13,500           807,705
Medtronic, Inc.                                          4,500           141,390
Merck & Co. Inc.                                         5,000           152,000
Pfizer Inc.                                             12,000           212,520
Other Healthcare (b)                                                     852,951
                                                                    ------------
                                                                       2,791,546
                                                                    ------------
INDUSTRIALS - 9.97%
CSX Corporation                                          5,000           162,350
Danaher Corporation                                      2,500           141,525
General Dynamics Corporation                             2,500           143,975
General Electric Company                                34,000           550,800
Lockheed Martin Corporation                              2,500           210,200
United Parcel Service, Inc.,
  Class B                                                4,000           220,640
United Technologies
  Corporation                                            4,400           235,840
Other Industrials ^(b)                                                   478,204
                                                                    ------------
                                                                       2,143,534
                                                                    ------------
INFORMATION TECHNOLOGY - 13.91%
Apple, Inc. *                                            2,000           170,700
Cisco Systems, Inc. *                                   13,000           211,900
Google Inc. *                                            1,000           307,650
Hewlett-Packard Company                                  5,000           181,450
Intel Corporation                                       16,000           234,560
International Business
  Machines Corporation                                   4,200           353,472
Microsoft Corporation                                   22,500           437,400
Oracle Corporation *                                    23,600           418,428
QUALCOMM Inc.                                            3,800           136,154
Other Information
  Technology (b)                                                         540,390
                                                                    ------------
                                                                       2,992,104
                                                                    ------------

================================================================================
See accompanying notes to financial statements.
2

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
SUMMARY SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (CONTINUED)
--------------------------------------------------------------------------------

                                                        No. of
Description                                             Shares           Value
--------------------------------------------------------------------------------
MATERIALS - 2.10%
Monsanto Company                                         2,000      $    140,700
Other Materials (b)                                                      310,430
                                                                    ------------
                                                                         451,130
                                                                    ------------
REAL ESTATE INVESTMENT TRUST - 0.62%
Total Real Estate
Investment Trust (b)                                     2,500           132,825
                                                                    ------------

TELECOMMUNICATION SERVICES - 3.51%
AT&T Inc.                                               17,589           501,286
Verizon Communications Inc.                              7,500           254,250
                                                                    ------------
                                                                         755,536
                                                                    ------------
UTILITIES - 3.48%
American Electric Power
  Company, Inc.                                          5,500           183,040
Other Utilities (b)                                                      564,476
                                                                    ------------
                                                                         747,516
                                                                    ------------
TOTAL EQUITY SECURITIES
  (cost - $25,749,449)                                                21,315,156
                                                                    ------------

SHORT-TERM INVESTMENTS - 2.62%
  MONEY MARKET SECURITY - 1.07%
JPMorgan U.S. Government
  Money Market Fund                                    230,040           230,040
                                                                    ------------


                                                      Principal
                                                       Amount
Description                                            (000's)          Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.55%
J.P. Morgan Securities Inc.+
  (Agreements dated
  12/31/2008 to be repurchased
  at $334,257) (c)                                $        334      $    334,257
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
  (cost - $564,297)                                                      564,297
                                                                    ------------
TOTAL INVESTMENTS - 101.74%
  (cost - $26,313,746)                                                21,879,453
                                                                    ------------

LIABILITIES IN EXCESS OF
OTHER ASSETS - (1.74)%                                                  (374,833)
                                                                    ------------

NET ASSETS - 100.00%                                                $ 21,504,620
                                                                    ============

--------
     *    Non-income producing security.
     ^    Security or a portion thereof is out on loan.
     +    Includes 330,839 of investments purchased with collateral received for securities on loan.
     (a)  Affiliated investment. The Fund holds 2.73% and 0.27% (based on net assets) of Adams Express Company and Petroleum & Resources
          Corporation, respectively. A director of the Fund also serves as a director to such companies. During the year ended December 31, 2008,
          13,600 and 11,000 shares of Adams Express Company were purchased and sold, respectively. There were no purchases or sales of Petroleum &
          Resources Corp.
     (b)  Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of December 31,
          2008.
     (c)  At December 31, 2008, the maturity date for all repurchase agree-
          ments held was January 2, 2009, with interest rates ranging from 0.01%
          to 0.04% and collateralized by $350,786 in United States Treasury
          Notes maturing December 31, 2010.

================================================================================
                                 See accompanying notes to financial statements.
                                                                               3

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2008
--------------------------------------------------------------------------------

ASSETS

Investments, at value, including collateral for
  securities on loan of $330,839:
  Unaffiliated issuers (cost - 25,346,336)(1)                             $ 21,235,093
  Affiliated issuers (cost - 967,410)                                          644,360
                                                                          ------------
  Total investments (cost - 26,313,746)                                     21,879,453
Receivables:
  Investments sold                                                             568,567
  Dividends                                                                     56,507
  Foreign reclaims                                                              18,024
  Interest                                                                         367
Prepaid expenses                                                                   996
                                                                          ------------
Total Assets                                                                22,523,914
                                                                          ------------

LIABILITIES

Payables:
  Due to custodian                                                                 605
  Investments purchased                                                        603,992
  Upon return of securities loaned                                             330,839
  Directors' fees                                                               17,738
  Investment management fees (net of fee waivers)                                7,792
  Other accrued expenses                                                        58,328
                                                                          ------------
Total Liabilities                                                            1,019,294
                                                                          ------------
NET ASSETS (applicable to 2,773,704 shares of common stock outstanding)   $ 21,504,620
                                                                          ============

NET ASSET VALUE PER SHARE ($21,504,620 / 2,773,704)                       $       7.75
                                                                          ============

NET ASSETS CONSISTS OF

Capital stock, $0.01 par value; 2,773,704 shares issued and
  outstanding (15,000,000 shares authorized)                              $     27,737
Paid-in capital                                                             30,989,471
Accumulated net realized loss on investments and foreign
  currency related transactions                                             (5,079,743)
Net unrealized appreciation in value of investments
  and translation of foreign currency                                       (4,432,845)
                                                                          ------------
Net assets applicable to shares outstanding                               $ 21,504,620
                                                                          ============


--------
  (1) Includes securities out on loan to brokers with a market value of $329,055.


================================================================================
See accompanying notes to financial statements.
4

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------
INVESTMENT INCOME

Income:
  Dividends (including $33,536 earned from affiliated issuers)         $    885,768
  Interest                                                                    7,407
  Securities lending                                                          9,922
                                                                       ------------
  Total Investment Income                                                   903,097
                                                                       ------------

Expenses:
  Investment management fees                                                339,439
  Legal and audit fees                                                       69,399
  Directors' fees                                                            59,580
  Administration fees                                                        50,216
  Printing                                                                   38,736
  Accounting fees                                                            29,590
  Transfer agent fees                                                        27,437
  Reverse split fees                                                         21,250
  Custodian fees                                                             12,001
  Insurance                                                                   4,801
  Stock exchange listing fees                                                 3,436
  Miscellaneous                                                               3,000
                                                                       ------------
  Total Expenses                                                            658,885
  Less: Management fee waivers                                              (57,412)
  Less: Fees paid indirectly                                                (33,039)
                                                                       ------------
    Net Expenses                                                            568,434
                                                                       ------------
  Net Investment Income                                                     334,663
                                                                       ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND

FOREIGN CURRENCY RELATED TRANSACTIONS
Net realized loss from investments (including $5,421 of net realized
  losses from affiliated issuers)                                        (2,348,430)
Capital gain distributions from regulated investment companies
  and real estate investment trust                                           40,178
Net change in unrealized appreciation in value of investments
  and translation of foreign currency                                   (12,967,513)
                                                                       ------------
Net realized and unrealized loss on investments and foreign
  currency related transactions                                         (15,275,765)
                                                                       ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(14,941,102)
                                                                       ============
================================================================================
                                 See accompanying notes to financial statements.
                                                                               5

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         For the Years Ended
                                                                              December 31,
                                                                      ---------------------------
                                                                         2008              2007
                                                                      ------------     -----------
DECREASE IN NET ASSETS

Operations:
  Net investment income                                               $    334,663    $    365,282
  Net realized gain/(loss) from investments and
    foreign currency related transactions                               (2,348,430)         31,417
  Capital gain distributions from regulated investment companies
    and real estate investment trust                                        40,178         116,984
  Net change in unrealized appreciation in value of investments
    and translation of foreign currency                                (12,967,513)      1,514,360
                                                                      ------------     -----------
    Net increase/(decrease) in net assets resulting from operations    (14,941,102)      2,028,043
                                                                      ------------     -----------

Dividends and distributions to shareholders:
  Net investment income                                                   (334,663)       (363,469)
  Net realized capital gains                                                  --          (150,214)
  Return-of-capital                                                    (10,218,473)    (10,698,032)
                                                                      ------------     -----------
    Total dividends and distributions to shareholders                  (10,553,136)    (11,211,715)
                                                                      ------------     -----------

Capital stock transactions:*
  Cash in lieu of 77 fractional shares from the reverse stock split           (542)           --
  Proceeds from 102,212, and 87,632 shares newly issued in
    reinvestment of dividends and distributions, respectively            1,588,319       2,215,523
                                                                      ------------     -----------
  Total capital stock transactions                                       1,587,777       2,215,523
                                                                      ------------     -----------

    Total decrease in net assets                                       (23,906,461)     (6,968,149)
                                                                      ------------     -----------


NET ASSETS

Beginning of year                                                       45,411,081      52,379,230
                                                                      ------------     -----------

End of year                                                           $ 21,504,620    $ 45,411,081
                                                                      ============    ============

--------
* Shares are adjusted for the one-for-two reverse stock split that was effective
  December 23, 2008.

================================================================================
See accompanying notes to financial statements.
6

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------

                                                                         For the Years Ended December 31,
                                                         ---------------------------------------------------------------------
                                                            2008          2007           2006           2005           2004
                                                            ----          ----           ----           ----           ----
PER SHARE OPERATING
PERFORMANCE
Net asset value, beginning of year                       $  17.00       $  20.28       $  21.82       $  25.56       $  27.78
                                                         --------       --------       --------       --------       --------
Net investment income #                                      0.12           0.14           0.18           0.12           0.20
Net realized and unrealized gain/(loss) on investments
  and foreign currency related transactions                 (5.64)          0.64           2.50           0.36           1.74
                                                         --------       --------       --------       --------       --------
Net increase/(decrease) in net assets
  resulting from operations                                 (5.52)          0.78           2.68           0.48           1.94
                                                         --------       --------       --------       --------       --------
Dividends and distributions to shareholders:
  Net investment income                                     (0.12)         (0.14)         (0.18)         (0.12)         (0.20)
  Net realized capital gains                                 --            (0.06)          --             --             --
  Return-of-capital                                         (3.77)         (4.08)         (4.04)         (4.10)         (4.02)
                                                         --------       --------       --------       --------       --------
  Total dividends and distributions to shareholders         (3.89)         (4.28)         (4.22)         (4.22)         (4.22)
                                                         --------       --------       --------       --------       --------

Capital stock transactions:
Anti-dilutive effect due to shares issued in
  reinvestment of dividends and distributions                0.16           0.22           --             --             0.06
                                                         --------       --------       --------       --------       --------
Net asset value, end of year                             $   7.75       $  17.00       $  20.28       $  21.82       $  25.56
                                                         ========       ========       ========       ========       ========
Market value, end of year                                $   7.60       $  19.60       $  39.24       $  29.30       $  35.90
                                                         ========       ========       ========       ========       ========
Total investment return (a)                                (49.30)%       (40.97)%        64.15%         (2.07)%        15.11%
                                                         ========       ========       ========       ========       ========

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)                    $ 21,505       $ 45,411       $ 52,379       $ 54,194       $ 61,365
Ratio of expenses to average net assets,
  net of fee waivers, if any (b)                             1.67%          1.49%          1.44%          1.47%          1.41%
Ratio of expenses to average net assets,
  excluding fee waivers, if any (c)                          1.94%          1.53%          1.50%          1.52%          1.45%
Ratio of expenses to average net assets,
  net of fee waivers, if any (c)                             1.77%          1.52%          1.50%          1.50%          1.43%
Ratio of net investment income to
  average net assets                                         0.98%          0.74%          0.82%          0.53%          0.75%
Portfolio turnover rate                                     15.61%         11.00%         11.29%          9.84%         12.15%

------------------------------------------------------------------------------------------------------------------------------
     *    Per share amounts prior to December 23, 2008 have been restated to reflect a one-for-two reverse stock split.
     #    Based on average shares outstanding.
     (a)  Total investment return at market value is based on the changes in market price of a share during the year and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the
          Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
     (b)  Expenses are net of fees paid indirectly.
     (c)  Expenses exclude the reduction for fees paid indirectly.

================================================================================
                                 See accompanying notes to financial statements.
                                                                               7

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE A. ORGANIZATION

Cornerstone Total Return Fund, Inc. (the "Fund") was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective by investing primarily in U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the closing price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the "Investment Adviser" or "Cornerstone") to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

At December 31, 2008, the Fund held no securities valued in good faith by the Board of Directors. The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE Alternext US LLC is closed.

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements is not expected to be material.

REPURCHASE AGREEMENTS: The Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are

================================================================================
8

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

banks and broker/dealers, which Cornerstone Advisors, Inc. (the Fund's "Investment Manager" or "Cornerstone") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Cornerstone monitors the mark-to-market of the value of the collateral, and, if necessary, requires the seller to maintain additional securities, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

TAXES: No provision is made for U.S. federal income or excise taxes as it is the Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007 and reviewed any uncertain tax positions for open tax years 2005 through 2008. The Fund has initiated discussions with the Internal Revenue Service's New York Regional Office regarding a technical tax issue relating to whether the Fund's historic dividend reinvestment plan may have resulted in a violation of certain Subchapter M requirements of the Internal Revenue Code for certain prior tax years. The outcome of this matter is currently uncertain including, whether ultimately it might negatively affect the tax status of the Fund. The Fund will continue to monitor this matter closely and is pursuing a potential resolution with the Internal Revenue Service by seeking to obtain a closing letter that, if successful, will avoid a material negative tax impact to the Fund. There was no material impact to the financial statements or, other than as described herein, the disclosures thereto as a result of the adoption of this pronouncement.

DISTRIBUTIONS TO SHAREHOLDERS: Effective January 2002, the Fund initiated a fixed, monthly distribution to shareholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund's net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund's Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund's investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-

================================================================================

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

of-capital, necessary to maintain the distribution, taxable to shareholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund's common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund's taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund's taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor's shares in the Fund. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

NOTE C. FAIR VALUE

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in deter- mining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

                                          INVESTMENTS IN     OTHER FINANCIAL
VALUATION INPUTS                            SECURITIES         INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted
  Prices                                    $21,315,156             --
Level 2 - Other
  Significant
  Observable Inputs                             564,297             --
Level 3 - Significant
  Unobservable Inputs                              --               --
                                            -----------         -----------
Total                                       $21,879,453             --
                                            ===========         ===========

---------
* Other financial instruments include futures, forwards and swap contracts.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2008.

================================================================================
10

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE D. AGREEMENTS

Cornerstone serves as the Fund's Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund, an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund's average weekly net assets. During the year ended December 31, 2008, Cornerstone voluntarily agreed to waive its management fees from the Fund to the extent that the Fund's net monthly operating expenses (including basic legal fees but excluding other legal and extraordinary expenses) exceed a rate of 0.125% of average net assets. For the year ended December 31, 2008, Cornerstone earned $339,439 for investment management services, of which it waived $57,412. The Investment Manager may discontinue such undertaking at any time during the fiscal year without notice to fund shareholders.

Included in the Statement of Operations, under the caption FEES PAID INDIRECTLY, are expense offsets of $33,039 arising from credits earned on portfolio transactions executed with a broker, pursuant to a directed brokerage arrangement.

The Fund paid or accrued approximately $52,492 for the year ended December 31, 2008 for legal services to Blank Rome LLP ("Blank"), counsel to the Fund. Thomas
R. Westle, partner of Blank, served as Secretary of the Fund until February 15, 2008.

NOTE E. AFFILIATED INVESTMENTS

Transactions in affiliates for the yeaended December 31, 2008 were as follows:

                                            ADAMS            PETROLEUM &
                                           EXPRESS            RESOURCES
                                           COMPANY           CORPORATION
                                           -------           -----------
Market value at
  beginning of year                       $ 994,048           $ 115,980
                                          =========           =========
Shares at beginning
  of year                                    70,400               3,000
Shares purchased
  during the year                            13,600                --
Shares sold during
  the year                                  (11,000)               --
                                          ---------           ---------
Shares at end of year                        73,000               3,000
                                          =========           =========
Dividend income earned
  during the year                            32,396               1,140
                                          =========           =========
Cost of purchases
  during the year                           106,632                --
Proceeds from sales
  during the year                           132,089                --
Net realized loss
  during the year                            (5,421)               --
Market value at
  end of year                             $ 586,190           $  58,170
                                          =========           =========

NOTE F. INVESTMENT IN SECURITIES

For the year ended December 31, 2008, purchases and sales of securities, other than short-term invest- ments, were $5,346,260 and $13,912,833 respectively.



================================================================================

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

NOTE G. SHARES OF COMMON STOCK

The Fund has 15,000,000 shares of common stock authorized and 2,773,704 shares outstanding at December 31, 2008. As of that date, three individuals that control Cornerstone owned 10,955 shares in the Fund.

Transactions in common stock for the year ended December 31, 2008 were as follows+:

Shares at beginning of year                          2,671,569
Shares newly issued in
  reinvestment of dividends
  and distributions                                    102,212
Shares paid in cash in
  lieu of fractional
  shares from the reverse
  stock split                                              (77)
                                                    ----------
Shares at end of year                                2,773,704
                                                    ==========

--------
+ Share amounts reflect the one-for-two reverse stock split that was effective December 23, 2008.

NOTE H. SHARE REPURCHASE PROGRAM

As has been done in the past to enhance shareholder value, pursuant to Section 23 of the Investment Company Act of 1940, as amended, the Fund may again in the future purchase shares of its common stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares. The Fund had no repurchases during the year ended December 31, 2008. No limit has been placed on the number of shares to be repurchased by the Fund other than those imposed by federal securities laws.

To the extent such purchases are made they will be in accordance with federal securities laws, with shares repurchased held in treasury for future use by the Fund.

NOTE I. SECURITIES LENDING

To generate additional income, the Fund may lend up to 33(1)/3% of its total assets. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of securities on loan. However, in the event of default or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Fund. However, there can be no assurance the Fund can recover this amount.

The value of securities on loan to brokers at December 31, 2008, was $329,055. During the year ended December 31, 2008, the Fund earned $9,922 in securities lending income which is included under the caption SECURITIES LENDING in the Statement of Operations.

NOTE J. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses (as later defined), and excise tax regulations.

================================================================================
12

--------------------------------------------------------------------------------
CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The tax character of dividends and distributions paid during the years ended December 31, for the Fund were as follows:

             ORDINARY INCOME                   RETURN-OF-CAPITAL
             ---------------                   -----------------
        2008             2007               2008                2007
        ----             ----               ----                ----
     $ 334,663         $513,683         $10,218,473         $10,698,032

At December 31, 2008 the components of the accumulated deficit on a tax basis, for the Fund were as follows:

Accumulated net realized loss                            $(4,814,930)
Other accumulated losses                                    (246,727)
Net unrealized depreciation                               (4,450,931)
                                                         -----------
Total accumulated deficit                                $(9,512,588)
                                                         ===========

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2008, the Fund decreased net realized loss by $12,449,240 and decreased paid-in-capital by $12,449,240. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year ("Post-October losses"). For the tax period ended December 31, 2008, the Fund incurred Post-October losses in the amount of $246,727.

At December 31, 2008, the Fund had a capital loss carryforward for U.S. federal income tax purposes of $4,814,930, of which $1,170,157 expires in 2009, $425,706 expires in 2011, $358,321 expires in 2012, $420,772 expires in 2013, $57,090 expires in 2014, and $2,382,884 expires in 2016.

At December 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $26,331,832, $2,156,460, $(6,608,839), and $(4,452,379), respectively.

NOTE K. SUBSEQUENT EVENTS

Effective February 13, 2009, Kayadti A. Madison resigned as Treasurer. Effective that same day Gary A. Bentz was appointed as Assistant Treasurer.

Effective February 28, 2009, Ultimus Fund Solutions, LLC replaced Bear Stearns Funds Management Inc. as Fund Administrator.


================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Cornerstone Total Return Fund, Inc.
New York, New York

We have audited the accompanying statement of assets and liabilities of Cornerstone Total Return Fund, Inc., including the schedule of investments as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Total Return Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 24, 2009



================================================================================
14

RESULTS OF SPECIAL MEETING OF STOCKHOLDERS (UNAUDITED)

On October 15, 2008, a Special Meeting of Stockholders of Cornerstone Total Return Fund, Inc. was held and the following matter was voted upon based on 5,439,506 shares of common stock outstanding on August 18, 2008:

    (1) To approve a one-for-two reverse stock split of the Fund's issued and outstanding shares of common stock and the amendment to the Certificate of Incorporation.

                  FOR                AGAINST           ABSTAIN
                  ---                -------           -------
               3,698,538             992,559           52,716















================================================================================

2008 TAX INFORMATION (UNAUDITED)

Cornerstone Total Return Fund, Inc. (the "Fund") is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of the Fund's year end (December 31, 2008) as to the U.S. federal tax status of the dividends and distributions received by the Fund's shareholders in respect of such fiscal year. The $10,553,156 in dividend and distributions paid to shareholders in respect of such year, is represented by $334,663 of ordinary income, and $10,218,473 of return-of-capital.

As indicated in this notice, significant portions of the Fund's distributions for 2008 were comprised of a return-of-capital; accordingly these distributions do NOT represent yield or investment return on the Fund's portfolio.

During the year ended December 31, 2008 the following dividends and distributions per share were paid by the Fund:


                            SOURCES OF DIVIDENDS AND DISTRIBUTIONS (PER SHARE AMOUNTS)+

PAYMENT DATES:           1/31/08        2/29/08      3/31/08      4/30/08       5/30/08      6/30/08
--------------           -------        -------      -------      -------       -------      -------
Ordinary Income(1)      $ 0.0051       $ 0.0051     $ 0.0051     $ 0.0051      $ 0.0051     $ 0.0051
Return-of-Capital(2)      0.1571         0.1571       0.1571       0.1571        0.1571       0.1571
                        --------       --------     --------     --------      --------     --------
Total:                  $ 0.1622       $ 0.1622     $ 0.1622     $ 0.1622      $ 0.1622     $ 0.1622
                        ========       ========     ========     ========      ========     ========

PAYMENT DATES:           7/31/08        8/29/08      9/30/08      10/31/08      11/28/08     12/19/08
--------------           -------        -------      -------      --------      --------     --------
Ordinary Income(1)      $ 0.0051       $ 0.0051     $ 0.0051     $ 0.0051      $ 0.0051     $ 0.0051
Return-of-Capital(2)      0.1571         0.1571       0.1571       0.1571        0.1571       0.1571
                        --------       --------     --------     --------      --------     --------
Total:                  $ 0.1622       $ 0.1622     $ 0.1622     $ 0.1622      $ 0.1622     $ 0.1622
                        ========       ========     ========     ========      ========     ========

----------------------------------------------------------------------------------------------------
     +    Per share amounts do not reflect the one-for-two reverse stock split that was effective December 23, 2008.
     (1)  ORDINARY INCOME DIVIDENDS - This is the total per share amount of ordinary income dividends and short-term capital gain distributions
          (if applicable) included in the amount reported in Box 1a on Form
          1099-DIV.
     (2)  RETURN-OF-CAPITAL - This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 -
          under the title "Nondividend distributions" - on Form 1099-DIV. This amount should NOT be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.


The Fund has met the requirements to pass through all (100%) of its ordinary income dividends as qualified dividends, which are subject to a maximum tax rate of 15%. This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, shareholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund. They will generally not be entitled to foreign tax credit or deduction for the withholding taxes paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA's and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

================================================================================
16

ADDITIONALINFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED)

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN
NAME AND                                                                         POSITION     FUND COMPLEX
ADDRESS*        POSITION(S)         PRINCIPAL OCCUPATION                         WITH FUND    OVERSEEN BY
(BIRTH DATE)    HELD WITH FUND      OVER LAST 5 YEARS                            SINCE        DIRECTORS
------------------------------------------------------------------------------------------------------------
Ralph W.        Chairman of the     President, Cornerstone Advisors, Inc.;          2001         3
Bradshaw**      Board of            Financial Consultant; President and
(Dec.1950)      Directors and       Director of Cornerstone Strategic

                President           Value Fund, Inc.; President and Trustee
                                    of Cornerstone Progressive Return Fund.
Thomas H.       Director; Audit,    Independent Financial Adviser; Director         2002         3
Lenagh          Nominating and      of Photonics Products Group; Director of
(Nov. 1924)     Corporate           Cornerstone Strategic Value Fund, Inc.;

                Governance          Trustee of Cornerstone Progressive
                Committee           Return Fund; Director of Adams Express
                Member              Company and Petroleum and Resources
                                    Corporation.
Edwin           Director; Audit,    Distinguished Fellow, The Heritage              2001         3
Meese III       Nominating and      Foundation Washington D.C.;
(Dec. 1931)     Corporate           Distinguished Visiting Fellow at the

                Governance          Hoover Institution, Stanford University;
                Committee           Senior Adviser, Revelation L.P.; Director of
                Member              Cornerstone Strategic Value Fund, Inc.;
                                    Trustee of Cornerstone Progressive
                                    Return Fund.
Scott B.        Director; Audit,    Chairman, Board of Health Partners,             2001         3
Rogers          Nominating and      Inc.; Chief Executive Officer, Asheville
(July 1955)     Corporate           Buncombe Community Christian
                Governance          Ministry; and President, ABCCM
                Committee           Doctor's Medical Clinic; Appointee, NC
                Member              Governor's Commission on Welfare to
                                    Work; Director of Cornerstone
                                    Strategic Value Fund, Inc.; Trustee of
                                    Cornerstone Progressive Return Fund.


================================================================================
                                                                              17
ADDITIONAL INFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPORATE OFFICERS (UNAUDITED) (CONTINUED)


                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN
NAME AND                                                                         POSITION     FUND COMPLEX
ADDRESS*        POSITION(S)         PRINCIPAL OCCUPATION                         WITH FUND    OVERSEEN BY
(BIRTH DATE)    HELD WITH FUND      OVER LAST 5 YEARS                            SINCE        DIRECTORS
------------------------------------------------------------------------------------------------------------
Andrew A.       Director;            Attorney and senior member of Strauss         2001           3
Strauss         Chairman of          & Associates, P.A., Attorneys, Asheville
(Nov.1953)      Nominating and       and Hendersonville, NC; previous
                Corporate            President of White Knight Healthcare,
                Governance           Inc. and LMV Leasing, Inc., a wholly
                Committee and        owned subsidiary of Xerox Credit
                Audit Committee      Corporation; Director of Cornerstone
                Member               Strategic Value Fund, Inc.; Trustee of
                                     Cornerstone Progressive Return Fund.

Glenn W.        Director;            Chairman of the Board, Tower                  2001           3
Wilcox,Sr.      Chairman of          Associates, Inc.; Chairman of the Board
(Dec.1931)      Audit Committee,     and Chief Executive Officer of Wilcox
                Nominating and       Travel Agency, Inc.; Director of
                Corporate            Cornerstone Strategic Value Fund, Inc.;
                Governance           Trustee of Cornerstone Progressive
                Committee            Return Fund.
                Member



================================================================================
18

ADDITIONALINFORMATION REGARDING THE FUND'S DIRECTORS
AND CORPOROFFICERS (UNAUDITED) (CONCLUDED)



                                                                                              NUMBER OF
                                                                                              PORTFOLIOS IN
NAME AND                                                                         POSITION     FUND COMPLEX
ADDRESS*        POSITION(S)         PRINCIPAL OCCUPATION                         WITH FUND    OVERSEEN BY
(BIRTH DATE)    HELD WITH FUND      OVER LAST 5 YEARS                            SINCE        DIRECTORS
------------------------------------------------------------------------------------------------------------
Gary A.         Chief               Chairman and Chief Financial Officer of     2004, 2008,
Bentz           Compliance          Cornerstone Advisors, Inc.; previous        2009
(June 1956)     Officer,            Director, Vice President and Treasurer of the
                Secretary,          Fund and Cornerstone Strategic Value Fund,
                and Assistant       Inc., Financial Consultant, C.P.A., Chief
                Treasurer           Compliance Officer, Secretary, and Assistant
                                    Treasurer of Cornerstone Strategic Value
                                    Fund, Inc. and Cornerstone Progressive
                                    Return Fund.


William A.      Vice President      Director and Stockholder of Cornerstone           2004
Clark                               Advisors, Inc.; Vice President and former
(Oct. 1945)                         Director of Cornerstone Strategic Value Fund,
                                    Inc.; Vice President and former Trustee of
                                    Cornerstone Progressive Return Fund;
                                    Financial Consultant; former Director of
                                    Investors First Fund, Inc.

-------------------------------------------------------------------------------------------------------------

     * The mailing address of each Director and/or Officer with respect to the Fund's operation is 305 Madison Ave., New York, NY 10165.
     ** Designates a director who is an "interested person" of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Advisor of the Fund.

================================================================================

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)

Cornerstone Total Return Fund, Inc. (the "Fund") operates a Dividend Reinvestment Plan (the "Plan"), sponsored and administered by American Stock Transfer & Trust Company (the "Agent"), pursuant to which the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Shareholders automatically participate in the Fund's Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify their broker, or if a registered shareholder, the Agent in writing at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Such written notice must be received by the Agent prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the Plan. Under the Plan, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the shareholder's behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock ("Newly Issued Shares") or (ii) purchase outstanding shares on the open market, on the NYSE Alternext US LLC or elsewhere, with cash allocated to it by the Fund ("Open Market Purchases").

The method for determining the number of shares to be received when Distributions are reinvested will vary depending upon whether the net asset value of the Fund's shares is higher or lower than its market price. If the net asset value of the Fund's shares is lower than its market price, the number of Newly Issued Shares received will be determined by dividing the amount of the Distribution either by the Fund's net asset value per share or by 95% of its market price, whichever is higher. If the net asset value of the Fund's shares is higher than its market price, shares acquired by the Agent in Open Market Purchases will be allocated to the reinvesting shareholders based on the average cost of such Open Market Purchases.

Whenever the Fund declares a Distribution and the net asset value of the Fund's shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant's pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant's account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant's purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. When a Participant withdraws from the Plan, or upon suspension or termination of the Plan at the sole discretion of the Fund's Board of Directors, certificates for whole shares credited to his or her account under the Plan will, upon request, be issued. Whether or not a participant requests that certificates for whole shares be issued, a cash payment will be made for any fraction of a share credited to such account.

The Agent will maintain all shareholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. Each participant, nevertheless, has the right to receive certificates for whole shares owned.

================================================================================
20

DESCRIPTION OF DIVIDEND REINVESTMENT PLAN (UNAUDITED)(CONCLUDED)

The Agent will distribute all proxy solicitation materials to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll free number 877-864-4833.


================================================================================

PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Information regarding how Cornerstone Total Return Fund, Inc. (the "Fund") voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available by calling (513) 326-3597 or on the website of the Securities and Exchange Commission, http://www.sec.gov.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained free of charge by contacting the Fund at (513) 326-3597. The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

PRIVACY POLICY NOTICE (UNAUDITED)

The following is a description of Cornerstone Total Return Fund, Inc.'s (the "Fund") policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

   1. Information from the Consumer: this category includes information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address phone number, social security number, assets, income and date of birth); and

   2. Information about the Consumer's transactions: this category includes information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

================================================================================
22

SUMMARY OF GENERAL INFORMATION (UNAUDITED)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE Alternext US LLC. Its investment objective is to seek capital appreciation with current income as a secondary objective by investing primarily in U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

SHAREHOLDER INFORMATION (UNAUDITED)

The Fund is listed on the NYSE Alternext US LLC (symbol "CRF"). The share price is published in: The NEW YORK TIMES (daily) under the designation "Cnrstn TR" and THE WALL STREET JOURNAL (daily) and BARRON'S (each Monday) under the designation "CornstnTtlRtn." The net asset value per share is available weekly and may be obtained by contacting the Fund at the general inquiry phone number.

--------------------------------------------------------------------------------
NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT CORNERSTONE TOTAL RETURN FUND, INC. MAY FROM TIME TO TIME PURCHASE SHARES OF ITS CAPITAL STOCK IN THE OPEN MARKET.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
--------------------------------------------------------------------------------


================================================================================
                                                                              23

================================================================================

DIRECTORS AND CORPORATE OFFICERS
Ralph W. Bradshaw               Chairman of the Board of
                                  Directors and President
Thomas H. Lenagh                Director
Edwin Meese III                 Director
Scott B. Rogers                 Director
Andrew A. Strauss               Director
Glenn W. Wilcox, Sr.            Director
Gary A. Bentz                   Chief Compliance Officer,
                                  Secretary, and
                                  Assistant Treasurer
William A. Clark                Vice President

                                STOCK TRANSFER AGENT
INVESTMENT MANAGER              AND REGISTRAR
Cornerstone Advisors, Inc.      American Stock Transfer &
One West Pack Square              Trust Co.
Suite 1650                      59 Maiden Lane
Asheville, NC 28801             New York, NY 10038

                                INDEPENDENT REGISTERED
ADMINISTRATOR                   PUBLIC ACCOUNTING FIRM
Ultimus Fund Solutions, LLC     Tait, Weller & Baker LLP
305 Madison Avenue              1818 Market Street
New York, NY 10165              Suite 2400
                                Philadelphia, PA 19103

CUSTODIAN                       LEGAL COUNSEL
Custodial Trust Company         Blank Rome LLP
101 Carnegie Center             405 Lexington Avenue
Princeton, NJ 08540             New York, NY 10174

EXECUTIVE OFFICES
305 Madison Avenue
New York, NY 10165

For shareholder inquiries, registered shareholders should call (800) 937-5449. For general inquiries, please call (513) 326-3597.


                   CRF
                  LISTED
                ALTERNEXT.













                      CORNERSTONE TOTAL RETURN FUND, INC.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(c) and (d). During the period covered by this report, there was no amendment to, and no waiver granted from, any provision of the code of ethics that applies to the Registrant's principal executive officer, principal accounting officer, and persons performing similar functions.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit (EX-99.CODE ETH) a copy of its code of ethics that applies to its principal executive officer, principal financial officer, and persons performing similar functions.

(f)(3) The Registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics. This can be accomplished by calling the Registrant at (513) 326-3597.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable

(a)(3) At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, Tait, Weller & Baker LLP for the Registrant's fiscal years ended December 31, 2008 and December 31, 2007.

                                                       2008          2007
                                                     -------       -------
Audit Fees                                           $14,100       $13,600
Audit-related Fees                                        --            --
Tax Fees (1)                                           3,000         2,700
All Other Fees                                            --            --
                                                     -------       -------
Total                                                $17,100       $16,300
                                                     =======       =======

(1) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

      Before the auditor is (i) engaged by the Registrant to render audit, audit related or permissible non-audit services to the Registrant or (ii) with respect to non-audit services to be provided by the auditor to the Registrant's investment adviser or any entity in the investment Registrant complex, if the nature of the services provided relate directly to the operations or financial reporting of the Registrant, either: (a) the Audit Committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the Audit Committee's responsibilities to the Registrant's investment adviser. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full Audit Committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimis thresholds are not exceeded, as such thresholds are set forth by the Audit Committee and in accordance with applicable SEC rules and regulations.

(e)(2) None of the services provided to the Registrant described in paragraphs
(b)-(d) of Item 4 were pre-approved by the Audit Committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed by Tait, Weller & Baker LLP for services rendered to the Registrant, the Registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) or any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant for the Registrant's last two fiscal years (December 31, 2007 and December 31, 2008).

(h) No disclosures are required by this Item 4(h).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Glenn Wilcox (Chair), Edwin Meese, Thomas Lenagh, Andy Strauss and Scott Rogers are the members of the Registrant's audit committee.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008


                                                            No. of
 Description                                                Shares      Value
--------------------------------------------------     -------------------------

EQUITY SECURITIES - 99.12%
    CLOSED-END FUNDS - 9.59%
       Adams Express Company (a)                             73,000   $  586,190
       Alpine Global Premier Properties Fund                  8,000       31,600
       Blue Chip Value Fund, Inc.                            27,000       63,450
       Boulder Total Return Fund, Inc.                        7,500       73,950
       Central Europe and Russia Fund, Inc. (The)             2,500       41,075
       Denali Fund (The)                                      8,500       89,165
       Dreman/Claymore Dividend & Income Fund                56,500      106,785
       Gabelli Global Multimedia Trust, Inc.                  5,500       24,475
       General American Investors Company, Inc.               4,000       69,600
       H&Q Healthcare Investors                              14,400      159,408
       H&Q Life Sciences Investors                            9,000       77,760
       Japan Equity Fund Inc.                                13,000       64,480
       Liberty All-Star Equity Fund                          37,000      129,500
       Liberty All-Star Growth Fund, Inc.                    76,075      197,795
       Petroleum & Resources Corporation (a)                  3,000       58,170
       Templeton Emerging Markets Fund                        3,000       27,300
       Zweig Fund, Inc.                                      85,000      244,800
       Zweig Total Return Fund, Inc. (The)                    5,000       16,850
                                                                      ----------
                                                                       2,062,353
                                                                      ----------
    CONSUMER DISCRETIONARY - 7.62%
       Amazon.com, Inc. *                                     2,500      128,200
       Bed Bath & Beyond Inc. ^ *                             2,500       63,550
       Comcast Corporation, Class A                           9,012      152,123
       Comcast Corporation, Special Class A                   4,250       68,637
       DIRECTV Group, Inc. (The) ^ *                          4,000       91,640
       Ford Motor Company ^ *                                 5,000       11,450
       Gap, Inc. (The)                                        3,000       40,170
       Goodyear Tire & Rubber Company (The) *                 2,500       14,925
       Home Depot, Inc. (The)                                 5,000      115,100
       Lowe's Companies, Inc.                                 5,000      107,600
       Mattel, Inc.                                           1,500       24,000
       McDonald's Corporation                                 3,100      192,789
       News Corporation, Class B ^                            2,500       23,925
       NIKE, Inc., Class B ^                                  2,500      127,500
       Omnicom Group Inc.                                     3,000       80,760
       Pulte Homes, Inc.                                      2,500       27,325
       Staples, Inc.                                          3,150       56,448
       Time Warner Inc.                                       8,000       80,480
       TJX Companies, Inc. (The)                              2,500       51,425
       Walt Disney Company (The)                              8,000      181,520
                                                                      ----------
                                                                       1,639,567
                                                                      ----------

    CONSUMER STAPLES - 12.29%
       Altria Group, Inc.                                     5,000       75,300
       Archer-Daniels-Midland Company                         2,500       72,075
       Coca-Cola Company (The)                                5,000      226,350
       Colgate-Palmolive Company                              1,000       68,540
       ConAgra Foods, Inc.                                    2,500       41,250
       CVS Caremark Corporation                               4,175      119,989
       H.J. Heinz Company                                     2,700      101,520
       Kraft Foods Inc, Class A                               5,328      143,057
       Kroger Co. (The)                                       3,600       95,076
       PepsiCo, Inc.                                          3,000      164,310
       Philip Morris International Inc.                       5,700      248,007
       Procter & Gamble Company (The)                         8,472      523,739
       Sara Lee Corporation                                   2,500       24,475
       Walgreen Co.                                           1,600       39,472
       Wal-Mart Stores, Inc.                                 12,500      700,750
                                                                      ----------
                                                                       2,643,910
                                                                      ----------
    ENERGY - 12.10%
       Chesapeake Energy Corporation                          2,500       40,425
       Chevron Corporation                                    5,068      374,880
       Devon Energy Corporation                               2,500      164,275
       El Paso Corporation                                    5,000       39,150
       EOG Resources, Inc.                                    1,000       66,580
       Exxon Mobil Corporation                               15,000    1,197,450
       Halliburton Company                                    2,500       45,450
       Occidental Petroleum Corp.                             2,500      149,975
       Peabody Energy Corporation                             2,500       56,875
       Schlumberger Limited                                   5,000      211,650
       Spectra Energy Corporation ^                           2,500       39,350
       Transocean Ltd. *                                      1,000       47,250
       Weatherford International Ltd. *                       2,000       21,640
       Williams Companies, Inc. (The)                         2,500       36,200
       XTO Energy, Inc.                                       3,125      110,219
                                                                      ----------
                                                                       2,601,369
                                                                      ----------

    FINANCIALS - 10.95%
       Aflac Inc.                                             1,500       68,760
       Aon Corporation                                        2,500      114,200
       Bank of America Corporation                           10,521      148,136
       Bank of New York Mellon Corporation                    2,800       79,324
       BB&T Corporation ^                                     2,000       54,920
       Charles Schwab Corporation (The)                       8,200      132,594
       Chubb Corporation (The)                                2,000      102,000
       Goldman Sachs Group, Inc. (The)                        1,000       84,390
       Hudson City Bancorp, Inc.                              2,500       39,900
       JPMorgan Chase & Co.                                  18,200      573,846
       MetLife, Inc.                                          3,000      104,580
       Morgan Stanley                                         4,000       64,160
       State Street Corporation                               1,600       62,928
       Travelers Companies, Inc. (The)                        3,092      139,758
       Unum Group                                             2,500       46,500
       U.S. Bancorp                                           5,000      125,050
       Wells Fargo & Company                                 14,000      412,720
                                                                      ----------
                                                                       2,353,766
                                                                      ----------
    HEALTHCARE - 12.98%
       Abbott Laboratories                                    3,000      160,110
       Aetna Inc.                                             4,000      114,000
       Amgen Inc. *                                           3,000      173,250
       Baxter International Inc.                              2,500      133,975
       Bristol-Myers Squibb Company                           4,000       93,000
       Celgene Corporation *                                  2,500      138,200
       Express Scripts, Inc. *                                1,200       65,976
       Gilead Sciences, Inc. *                                3,000      153,420
       Johnson & Johnson                                     13,500      807,705
       McKesson Corporation                                   2,500       96,825
       Medtronic, Inc.                                        4,500      141,390
       Merck & Co. Inc.                                       5,000      152,000
       Pfizer Inc.                                           12,000      212,520
       St. Jude Medical, Inc. *                               2,500       82,400
       Stryker Corporation                                    2,000       79,900
       UnitedHealth Group Incorporated                        3,500       93,100
       Wyeth                                                  2,500       93,775
                                                                      ----------
                                                                       2,791,546
                                                                      ----------

    INDUSTRIALS - 9.97%
       Caterpillar Inc.                                       2,500      111,675
       CSX Corporation                                        5,000      162,350
       Danaher Corporation                                    2,500      141,525
       Deere & Company ^                                      2,000       76,640
       Emerson Electric Co.                                   2,500       91,525
       General Dynamics Corporation                           2,500      143,975
       General Electric Company                              34,000      550,800
       Illinois Tool Works Inc.                               2,500       87,625
       Lockheed Martin Corporation                            2,500      210,200
       Republic Services, Inc.                                1,125       27,889
       United Parcel Service, Inc., Class B                   4,000      220,640
       United Technologies Corporation                        4,400      235,840
       Waste Management, Inc.                                 2,500       82,850
                                                                      ----------
                                                                       2,143,534
                                                                      ----------
    INFORMATION TECHNOLOGY - 13.91%
       Agilent Technologies Inc. *                            2,500       39,075
       Apple, Inc. *                                          2,000      170,700
       Automatic Data Processing, Inc.                        2,500       98,350
       Cisco Systems, Inc. *                                 13,000      211,900
       Corning Incorporated                                   3,000       28,590
       eBay Inc. *                                            2,500       34,900
       EMC Corporation *                                      8,000       83,760
       Google Inc. *                                          1,000      307,650
       Hewlett-Packard Company                                5,000      181,450
       Intel Corporation                                     16,000      234,560
       International Business Machines Corporation            4,200      353,472
       Intuit Inc. *                                          2,500       59,475
       Microsoft Corporation                                 22,500      437,400
       Oracle Corporation *                                  23,600      418,428
       Paychex, Inc.                                          2,500       65,700
       QUALCOMM Inc.                                          3,800      136,154
       Texas Instruments Incorporated                         4,000       62,080
       Xerox Corporation                                      3,000       23,910
       Xilinx, Inc.                                           2,500       44,550
                                                                      ----------
                                                                       2,992,104
                                                                      ----------

    MATERIALS - 2.10%
       Air Products & Chemicals, Inc.                         2,500      125,675
       Dow Chemical Company (The)                             3,500       52,815
       E. I. du Pont de Nemours and Company                   2,800       70,840
       Freeport-McMoRan Copper & Gold, Inc.                   2,500       61,100
       Monsanto Company                                       2,000      140,700
                                                                      ----------
                                                                         451,130
                                                                      ----------
    REAL ESTATE INVESTMENT TRUST - 0.62%
       Simon Property Group, Inc.                             2,500      132,825
                                                                      ----------

    TELECOMMUNICATION SERVICES - 3.51%
       AT&T Inc.                                             17,589      501,286
       Verizon Communications Inc.                            7,500      254,250
                                                                      ----------
                                                                         755,536
                                                                      ----------
    UTILITIES - 3.48%
       American Electric Power Company, Inc.                  5,500      183,040
       Dominion Resources, Inc.                               2,000       71,680
       Duke Energy Corporation                                6,600       99,066
       FirstEnergy Corp.                                      2,500      121,450
       FPL Group, Inc.                                        1,000       50,330
       NiSource Inc.                                          2,500       27,425
       Southern Company (The)                                 2,500       92,500
       Xcel Energy, Inc.                                      5,500      102,025
                                                                      ----------
                                                                         747,516
                                                                      ----------

TOTAL EQUITY SECURITIES                                               21,315,156
                                                                      ----------
     (cost - $25,749,449)

SHORT-TERM INVESTMENTS - 2.62%
    MONEY MARKET SECURITY - 1.07%
       JPMorgan U.S. Government Money Market Fund           230,040      230,040
                                                                      ----------


                                                            Principal
                                                             Amount
                                                             (000's)
                                                            ---------
REPURCHASE AGREEMENTS - 1.55%
   J.P. Morgan Securities Inc. +                                3          3,417
   (Agreement dated 12/31/2008 to be
   repurchased at $3,417, 0.01%, 1/2/2009,
   collateralized by $5,011 in United States
   Treasury Notes)
   J.P. Morgan Securities Inc. + ++                            10         10,390
   (Agreement dated 12/31/2008 to be
   repurchased at $10,390, 0.02%, 1/2/2009,
   collateralized by $15,034 in United States
   Treasury Notes)
   J.P. Morgan Securities Inc. + ++                           320        320,450
   (Agreement dated 12/31/2008 to be
   repurchased at $320,451, 0.04%, 1/2/2009,
   collateralized by $330,741 in United States
   Treasury Notes)
                                                                      ----------
                                                                         334,257
                                                                      ----------
TOTAL SHORT-TERM INVESTMENTS
     (cost - $564,297)                                                   564,297
                                                                      ----------
TOTAL INVESTMENTS - 101.74%
     (cost - $26,313,746)                                             21,879,453
                                                                      ----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.74)%                         (374,833)
                                                                      ----------
NET ASSETS - 100.00%                                                $ 21,504,620
                                                                    ============

(a) Affiliated investment. The Fund holds 2.73% and 0.27% (based on net assets) of Adams Express Company and Petroleum & Resources Corporation, respectively. A director of the Fund also serves as a director to such companies. During the year ended December 31, 2008, 13,600 and 11,000 shares of Adams Express Company were purchased and sold, respectively.

 * Non-income producing security.
 ^ Security or a portion thereof is out on loan.
 + Stated interest rate, before rebate earned by borrower of securities on loan.
++ Represents investment purchased with collateral received for securities on loan.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
CORNERSTONE TOTAL RETURN FUND, INC.
NEW YORK, NEW YORK

We have audited the accompanying statement of assets and liabilities of Cornerstone Total Return Fund, Inc., including the schedule of investments as of December 31, 2008, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cornerstone Total Return Fund, Inc. as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of investments in securities as of December 31, 2008 appearing in Item 6 of this Form N-CSR is presented for the purpose of additional analysis and is not a required part of the basic financial statements. This additional information is the responsibility of the Fund's management. Such information has been subjected to the auditing procedures applied in our audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.



                                                      TAIT, WELLER & BAKER LLP
PHILADELPHIA, PENNSYLVANIA
FEBRUARY 24, 2009

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Registrant and Cornerstone Advisors, Inc. share the same Proxy Voting Policies and Procedures. The respective Proxy Voting Policies and Procedures of the Registrant and Adviser are attached as EXHIBIT99.VOTEREG


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information contained in this item and its subparts is as of the date of this filing, unless otherwise noted. Ralph W. Bradshaw and William A. Clark are employees of Cornerstone Advisors, Inc. (the Investment Manager) and portfolio managers of the Fund. Mr. Bradshaw has acted as the portfolio manager since 2002. Mr. Clark has acted as the portfolio manager since 2003. Ralph W. Bradshaw's occupation for the last five years is President of Cornerstone Advisors, Inc. and a Financial Consultant. William A. Clark's occupation for the last five years is Director and Stockholder of Cornerstone Advisors, Inc. and Vice President and former Director/Trustee of Cornerstone Strategic Value Fund, Inc. and Cornerstone Progressive Return Fund.

(a)(2)(i) Ralph W. Bradshaw and William A. Clark

(a)(2)(ii)(A) Registered Investment Companies - Ralph W. Bradshaw and
William A. Clark each manage two other registered closed-end funds (Cornerstone Strategic Value Fund, Inc. and Cornerstone Progressive Return Fund). As of December 31, 2008, the total assets of Cornerstone Strategic Value Fund, Inc. was $60.7 million. As of December 31, 2008, the total assets of Cornerstone Progressive Return Fund, Inc. was $70.0 million.

(a)(2)(ii)(B) Not applicable

(a)(2)(ii)(C) Not applicable

(a)(2)(iii) None. Ralph W. Bradshaw and William A. Clark manage no accounts where the Advisory Fee is based on the performance of the account.

(a)(2)(iv) None.

(a)(3) As of the most recent fiscal year end December 31, 2008, the compensation paid to both Ralph W. Bradshaw and William A. Clark was fixed.

(a)(4) The dollar range of equity securities owned in the registrant beneficially by each portfolio manager is as follows: for Ralph W. Bradshaw it is in the range of $10,001-$50,000 and for William A. Clark it is in the range of $10,001-$50,000.

(b) None.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached as EX-99.CODE ETH.

(a)(2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(b) Certification of Principal Executive and Financial Officers pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

(99) Proxy Voting Policies of the Registrant and Adviser attached as EX-99.VOTEREG.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: March 6, 2009


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Cornerstone Total Return Fund, Inc.

By: /S/ RALPH W. BRADSHAW
-------------------------
Name: Ralph W. Bradshaw
Title: Principal Executive Officer
Date: March 6, 2009

By: /S/ GARY A. BENTZ
----------------------
Name: Gary A. Bentz
Title: Principal Financial Officer
Date: March 6, 2009